Structured entities	12 Months Ended
Sep. 30, 2024
Structured entities
Structured entities

Note 30. Structured entities

Accounting policy

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 29. If Westpac does not control a structured entity then it will not be consolidated.

Westpac engages in various transactions with both consolidated and unconsolidated structured entities that are mainly involved in securitisations, asset backed and other financing structures and managed funds.

Consolidated structured entities

Securitisation and covered bonds

Westpac uses structured entities to securitise its financial assets, including two covered bond programs, to assign pools of residential mortgages to bankruptcy remote structured entities. Refer to Note 15 for further details.

Westpac managed funds

Westpac acts as the responsible entity and/or fund manager for various investment management funds. As fund manager, if Westpac is deemed to be acting as a principal rather than an agent then it consolidates the fund. The principal versus agent decision requires judgement of whether Westpac has sufficient exposure to variable returns.

Non-contractual financial support

Westpac does not provide non-contractual financial support to these consolidated structured entities.

Unconsolidated structured entities

Westpac has interests in various unconsolidated structured entities including debt or equity instruments, guarantees, liquidity and other credit support arrangements, lending, loan commitments, certain derivatives and investment management agreements.

Interests exclude non-complex derivatives (e.g. interest rate or currency swaps), instruments that create, rather than absorb, variability in the entity (e.g. credit protection under a credit default swap), and lending to a structured entity with recourse to a wider operating entity, not just the structured entity.

Westpac’s main interests in unconsolidated structured entities, which arise in the normal course of business, are:

Trading securities

Westpac actively trades interests in structured entities and normally has no other involvement with the structured entity. Westpac earns interest income on these securities and also recognises fair value changes through trading income in non-interest income.

Investment securities

Westpac holds mortgage-backed securities for liquidity purposes and Westpac normally has no other involvement with the structured entity. These assets are highly-rated, investment grade and eligible for repurchase agreements with the RBA or another central bank. Westpac earns interest income and net gains or losses on selling these assets are recognised in the income statements.

Loans and other credit commitments

Westpac lends to unconsolidated structured entities, subject to Westpac’s collateral and credit approval processes, in order to earn interest and fee income. The structured entities are mainly property trusts, securitisation entities and those associated with project and property financing transactions.

Investment management agreements

Westpac manages funds that provide customers with investment opportunities. Westpac earns management fee income which is recognised in non-interest income.

Westpac may also retain units in these investment management funds. Westpac earns fund distribution income and recognises fair value movements through non-interest income.

Note 30. Structured entities (Continued)

The following tables show Westpac’s interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests. The maximum exposure does not take into account any collateral or hedges that will reduce the risk of loss.

●	For on-balance sheet instruments, including debt and equity instruments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value.
●	For off-balance sheet instruments, including liquidity facilities, loan and other credit commitments and guarantees, the maximum exposure to loss is the notional amounts.

	Investment in third
	party mortgage	Financing to
Consolidated	and other asset-	securitisation	Group	Interest in other
$m	backed securities[a]	vehicles	managed funds	structured entities	Total
2024
Assets
Trading securities and financial assets measured at FVIS	1,055	-	2	8,241	9,298
Investment securities	8,881	-	-	-	8,881
Loans	-	27,786	-	23,871	51,657
Other financial assets	2	-	53	-	55
Total on-balance sheet exposures	9,938	27,786	55	32,112	69,891
Total notional amounts of off-balance sheet exposures	-	7,638	-	9,145	16,783
Maximum exposure to loss	9,938	35,424	55	41,257	86,674
Size of structured entities[b]	90,864	35,424	15,811	41,257	183,356

2023
Assets
Trading securities and financial assets measured at FVIS	1,436	-	2	1,989	3,427
Investment securities	6,538	-	-	-	6,538
Loans	-	26,176	-	22,439	48,615
Other financial assets	1	-	54	-	55
Total on-balance sheet exposures	7,975	26,176	56	24,428	58,635
Total notional amounts of off-balance sheet exposures	-	9,269	-	7,930	17,199
Maximum exposure to loss	7,975	35,445	56	32,358	75,834
Size of structured entities[b]	71,193	35,445	16,352	49,943	172,933

a.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
b.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).

Non-contractual financial support

Westpac does not provide non-contractual financial support to these unconsolidated structured entities.